Litigation (Details) € in Millions, SFr in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr	SFr 265
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,200
Rates Related Matters - regulatory matters | European Commission | EU General Court
Litigation disclosures
Fines, judgments and settlements paid | €			€ 11.9
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | United States Department of Justice (DOJ)
Litigation disclosures
Litigation, Increase of Consumer Relief per Annum	5.00%	5.00%	5.00%
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas supreme court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 121
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		500
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		730
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		$ 420